DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the International Paper Company Salaried Savings Plan (the “Plan”) provides only general information about the provisions of the Plan. Participants should refer to the Plan document or the Plan’s summary plan description for a more complete description of the Plan’s provisions.
General—The Plan is a defined contribution plan providing retirement benefits to the salaried employees and certain hourly employees of International Paper Company and its subsidiaries (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
The majority of the assets of the Plan are held by State Street Bank and Trust Company (the “Trustee” or “State Street”) in the International Paper Company Defined Contribution Plans Master Trust (the “Master Trust”), a master trust established by the Company and administered by the Trustee. Self-directed brokerage accounts that are not assets of the Master Trust but are a part of the Net Assets Available for Benefits are held by Pershing, LLC as clearing broker-dealer through an agreement with Empower Brokerage and State Street. Participant loans that are not assets of the Master Trust but are part of the Net Assets Available for Benefits are held by State Street.
Empower (the “Recordkeeper”) is the recordkeeper for the Plan. Empower is a division of Great-West Life & Annuity Insurance Company (“Great-West”).
Eligibility to Participate—An employee is generally eligible to participate in the Plan upon date of hire if the employee is a salaried employee, or a non-bargained hourly employee at a designated location, and is employed on a non-temporary basis. Participation in the Plan is voluntary. New employees are automatically enrolled in the Plan 45 days from the date they become eligible to participate, unless they otherwise decline participation.
Participant Contributions—Participant contributions may be made as before-tax, after-tax or Roth 401(k) contributions, or in any combination, and are subject to certain Internal Revenue Code (the “Code”) limitations. The maximum rate of participant contributions is 85% of annual compensation as defined by the Plan. Effective January 1, 2024, employees who are automatically enrolled contribute at the rate of 8% of compensation, which is automatically increased by 1% each year up to a maximum of 10%, unless they elect an alternate contribution percentage. Starting July 1, 2024, and occurring annually thereafter, hourly with salaried benefits employees who were contributing less than 8% were re-enrolled into the Plan by adding an additional pretax percentage to their existing deferral rates necessary to equal 8% total contributions. Salaried employees were added to re-enrollment for July 1, 2025.
Company Matching Contributions—The Company matches in cash all participant contributions at 70% on the first 4% of compensation contributed to the Plan and 50% on the next 4% of compensation contributed to the Plan.
Retirement Savings Account—The Company makes a Retirement Savings Account (“RSA”) contribution for employees equal to 3% of compensation for employees under 40, 4% for employees 40 through 49, 5% for employees 50 through 54, and 6% for employees 55 and above.
Rollover Contributions—The Plan is authorized to accept rollover contributions and direct trust-to-trust transfers of cash amounts which participants are entitled to receive from other qualified profit-sharing, stock bonus, and savings plans or traditional individual retirement accounts.
Investments—Participants direct the investment of all contributions into various investment options offered by the Plan. The Plan currently offers several diversified portfolios and pooled funds, a fixed income option referred to as the Stable Value Fund which is a separately managed account that includes a portfolio of fully benefit-responsive synthetic guaranteed investment contracts and a short term investment fund. These investments are held in a master trust. Contributions of participants who are automatically enrolled and the Company matching and RSA contributions were invested in the Tier 1 Smartmix Moderate Fund unless the participant makes alternate investment elections. These funds were discontinued and as of July 1, 2025, contributions of participants who are automatically enrolled and the Company matching and RSA contributions are invested in the age appropriate target date fund as determined by year of birth unless the participant makes alternate investment elections.
ESOP Portion of the Plan—The Company Stock Fund is designated as an employee stock ownership plan (“ESOP”). With respect to dividends paid on shares of Company stock held in the ESOP portion of the Plan, participants are permitted to elect to receive cash payouts of the dividends or to leave the dividends in the Plan to be reinvested in shares of Company stock. Participants must reinvest the dividends held for less than a year in the Company Stock Fund on contributions made in the current plan year. Each participant has the right to direct the shares of the Company stock attributable to his account. Directions are given to the Trustee and are held in the strictest confidence and not divulged or released to any person, including officers or employees of the Company. An independent fiduciary appointed by the Company votes in person or by proxy any shares of
Company stock for which voting instructions have not been received by the deadline set forth in the Company's written proxy mailed to participants. Participant contributions to the Company Stock Fund are limited to 50% of the participant’s total payroll contribution to the Plan.  If the participant has more than 50% of his or her total Plan balance in the Company Stock Fund, the participant may continue to direct up to 50% of payroll contributions to the Company Stock Fund but may not transfer additional amounts from other Plan investment funds to the Company Stock Fund until his or her balance in the Company Stock Fund falls below 50% of his or her Plan balance.
Participant Accounts—Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company matching contributions, RSA contributions and an allocation of Plan earnings, and is charged with benefit distributions, if applicable, and allocations of Plan losses and administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting—Participants are immediately vested in their participant contributions and rollover contributions, plus earnings thereon. Participants become 100% vested in Company matching contributions and RSA contributions, plus earnings thereon, after three years of service.
Participants also are fully vested in amounts contributed by the Company, plus earnings thereon, upon attainment of age 65, termination of employment due to death or disability, or termination of employment due to permanent closure or sale of an employee’s work facility. Forfeited balances of terminated participants are used to reduce future Company contributions.
Notes Receivable from Participants—Participants, including participants who are no longer employed by the Company, may borrow from their accounts an amount not to exceed (on a cumulative outstanding basis) the lesser of (1) 50% of the value of a participant’s contributions, rollover accounts, and the vested portion of a participant’s Company contributions account, less any restricted portions of such accounts or (2) $50,000 reduced by the excess of the participant’s largest outstanding balance of all loans during the 12 months preceding the date the loan is to be made over the outstanding balance of loans on the date such loan is made.
Loans are repaid through payroll deduction, beginning as soon as administratively practicable after the effective date of the loan, with a minimum loan period of one year. Participants may also pay remaining balances in lump sum directly to the Plan. The maximum repayment period is five years, unless for the purchase of a principal residence, in which case the maximum repayment period is 30 years. It is permissible to have two loans outstanding at any one time, but only one principal residence loan is allowed at a time. The interest rate is determined by the Plan administrator based on the prime interest rate as published in The Wall Street Journal plus 1%. Interest rates on loans outstanding ranged from 4.25% to 9.75% at December 31, 2025 and December 31, 2024. For participants who are no longer employed by the Company, loans are repaid by direct payments to the Plan. A loan initiation fee of $50 is charged to the participant’s account for each new loan requested.
Withdrawals—A participant may make a general withdrawal in the following order: (1) the value of the after-tax contributions made before the preceding 24-month period and the unmatched after-tax contributions made within the preceding 24-month period; (2) the value of the matched after-tax contributions made during the preceding 24 months; (3) the value of any rollover account; and (4) the value of certain prior Company matching contributions as detailed in the appendix to the Plan document.
If the total amount available to a participant for a general withdrawal is insufficient to meet his financial needs, a participant who has not attained age 59-1/2 may apply for a hardship withdrawal of vested Company contributions and earnings thereon, before-tax contributions and earnings on before-tax contributions. Hardships are limited to 3 per year.
Participants who have attained age 59-1/2 may withdraw the value of before-tax contributions and the value of vested Company contributions, in addition to all amounts available under a general withdrawal.
Participants may also take Qualified Birth and Adoption withdrawals of up to $5,000 per child within one year of birth or adoption date.
Payment of Benefits—Distributions may be made when a participant retires, terminates employment, or dies. With the exception of the Company Stock Fund, distributions are in cash for the value of the participant’s account. Distributions from the Company Stock Fund are made in shares of Company common stock, in cash, or in a combination of shares and cash, as selected by the participant.
Upon termination of employment, a participant may elect a distribution in a lump-sum payment, partial lump-sum payment or through installments over 5 to 20 years. Beginning January 1, 2011, the maximum installment period for new elections is limited to the maximum life expectancy of the participant or the joint life expectancy of the participant and their beneficiary.
The Plan requires an automatic lump-sum distribution to a terminated participant whose account balance is $7,000 or less. An automatic lump-sum distribution in excess of $0.01 is automatically distributed to a rollover Individual Retirement Account (IRA) unless the participant timely elects another form of distribution.
Death benefits to a non-eligible designated beneficiary are paid in either a lump-sum payment within ten years of the participant's death or in installment payments commencing within one year of the participant's death, as elected by the beneficiary, but must be completely liquidated by December 31 of the year in which the 10th anniversary of the participant's death occurs. Death benefits to a non-minor eligible designated beneficiary may choose to receive their benefit in installments over his or her life expectancy. A minor who is an eligible designated beneficiary must liquidate the benefit no later than 10 years after reaching the age of majority as defined by their state of domicile. Death benefits payable to non-designated beneficiaries must withdraw the entire value of the benefit within 5 years of the participant's death, or may continue annual payments if the participant died prior to age 72.
Some participants that have become participants in the Plan due to plan mergers have benefits differing from the general provisions of the Plan. The appendix to the Plan’s summary plan description explains these benefits in detail by location. These participants are often allowed to continue certain benefits offered in their previous plans. The contributions available for such withdrawals are only those contributions made under their previous plans and not the contributions or earnings thereon made under the Plan’s provisions.
Administrative Expenses—All administrative fees and expenses (except loan, self-directed brokerage account and Qualified
Domestic Relations Order "QDRO" initiation fees which are charged to individual participant accounts) are charged to the Plan.
The Recordkeeper nets the Master Trust administrative expenses of each plan with the investment income or loss of the Master
Trust. Plan level expenses are included in administrative expenses in the accompanying statement of changes in net assets available for benefits.
Forfeited Accounts—When certain terminations of participation in the Plan occur, the non-vested portion of the participant's account as defined by the Plan, represents a forfeiture. The plan document permits the use of forfeitures to reduce future employer contributions for the plan year. However, if a participant is reemployed and fulfills certain requirements, as defined in the plan document, the account will be reinstated. On December 31, 2025 and 2024, forfeited non-vested accounts were approximately $60,800 and $286,900, respectively. During the year ended December 31, 2025, employer contributions were reduced by approximately $4,402,000 from forfeited non-vested accounts.